LOANS HELD FOR INVESTMENT, NET (Loans Held for Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Held for Investment [Line Items]
Total loans held for investment, net	$ 11,109	$ 16,356
Percentage of loan to total loans (in hundredths)	100.00%	100.00%
Current [Member]
Loans Held for Investment [Line Items]
Total loans held for investment, net	959	956
Percentage of loan to total loans (in hundredths)	9.00%	6.00%
30-89 Days [Member]
Loans Held for Investment [Line Items]
Total loans held for investment, net	10,150	8,300
Percentage of loan to total loans (in hundredths)	91.00%	51.00%
90 - 180 Days [Member]
Loans Held for Investment [Line Items]
Total loans held for investment, net	0	0
Percentage of loan to total loans (in hundredths)	0.00%	0.00%
Greater Than 180 Days [Member]
Loans Held for Investment [Line Items]
Total loans held for investment, net	$ 0	$ 7,100
Percentage of loan to total loans (in hundredths)	0.00%	43.00%